Financial risk management - Aging of receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aging receivables
Financial assets, net	€ 16,069	€ 14,829
Trade receivables
Aging receivables
Financial assets, net	€ 5,382	5,503
Credit risk
Aging receivables
Credit Loss Estimation Period	12 months
Credit risk | Loans and receivables
Aging receivables
Expected credit loss allowance	€ (444)	€ (434)	€ (223)
Financial assets, net	6,640
Credit risk | Loans and receivables | Current
Aging receivables
Expected credit loss allowance	(202)
Financial assets, net	6,203
Credit risk | Loans and receivables | Past due 1-30 days
Aging receivables
Expected credit loss allowance	(9)
Financial assets, net	122
Credit risk | Loans and receivables | Past due 31-180 days
Aging receivables
Expected credit loss allowance	(44)
Financial assets, net	206
Credit risk | Loans and receivables | More than 180 days
Aging receivables
Expected credit loss allowance	(189)
Financial assets, net	109
Credit risk | Loans and receivables | Gross carrying amount
Aging receivables
Financial assets, net	7,084
Credit risk | Loans and receivables | Gross carrying amount | Current
Aging receivables
Financial assets, net	6,405
Credit risk | Loans and receivables | Gross carrying amount | Past due 1-30 days
Aging receivables
Financial assets, net	131
Credit risk | Loans and receivables | Gross carrying amount | Past due 31-180 days
Aging receivables
Financial assets, net	250
Credit risk | Loans and receivables | Gross carrying amount | More than 180 days
Aging receivables
Financial assets, net	298
Credit risk | Loans and receivables | Gross carrying amount | Trade receivables
Aging receivables
Financial assets, net	5,655
Credit risk | Loans and receivables | Gross carrying amount | Trade receivables | Current
Aging receivables
Financial assets, net	5,043
Credit risk | Loans and receivables | Gross carrying amount | Trade receivables | Past due 1-30 days
Aging receivables
Financial assets, net	131
Credit risk | Loans and receivables | Gross carrying amount | Trade receivables | Past due 31-180 days
Aging receivables
Financial assets, net	249
Credit risk | Loans and receivables | Gross carrying amount | Trade receivables | More than 180 days
Aging receivables
Financial assets, net	232
Credit risk | Loans and receivables | Gross carrying amount | Contract assets
Aging receivables
Financial assets, net	1,146
Credit risk | Loans and receivables | Gross carrying amount | Contract assets | Current
Aging receivables
Financial assets, net	1,146
Credit risk | Loans and receivables | Gross carrying amount | Customer financing related loan receivables
Aging receivables
Financial assets, net	283
Credit risk | Loans and receivables | Gross carrying amount | Customer financing related loan receivables | Current
Aging receivables
Financial assets, net	216
Credit risk | Loans and receivables | Gross carrying amount | Customer financing related loan receivables | Past due 31-180 days
Aging receivables
Financial assets, net	1
Credit risk | Loans and receivables | Gross carrying amount | Customer financing related loan receivables | More than 180 days
Aging receivables
Financial assets, net	€ 66